Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Finite lived intangible assets amortization method	straight line
Weighted average useful life for favorable lease terms chartered out	10 years 3 months 16 days
Acquired Finite-lived Intangible Asset, Residual Value	$ 0